SHARE-BASED COMPENSATION (Details 7)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation
Recognized share-based compensation expense	¥ 13,983,246	¥ 12,681,141	¥ 6,206,213
2014 Plan
Share-based compensation
Risk-free interest rate (as a percent)	2.14%
Option term	10 years
Volatility (as a percent)	55.00%
Dividend yield	0.00%
Expected weighted-average recognized period	3 years 4 months 13 days
Expected forfeiture rate (post-vesting) of executive level	0.00%
Expected forfeiture rate (post-vesting) of non-executive level	10.00%
Requisite service period	4 years
Recognized share-based compensation expense	¥ 1,422,381
Total unrecognized compensation expense	¥ 7,232,403
2014 Plan | Minimum
Share-based compensation
Exercise multiple	2
Expected forfeiture rate (post-vesting)	0.00%
2014 Plan | Maximum
Share-based compensation
Exercise multiple	2.5
Expected forfeiture rate (post-vesting)	10.00%